Income tax expense - Tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas
Applicable tax rate	27.50%	27.80%	27.80%
Deferred tax assets	€ 6,300	€ 14,643
Deferred income tax related to current tax losses	4,787
Effects from other non-deductible expenses and permanent differences		874
Income tax benefits	723
IPO Transaction costs related to equity	1,229
Reduction in current income tax expense	2,558
Amount of other non-deductible expenses related to share-based payments	20,226
Temporary differences associated with investments in subsidiaries	198	0
Interest carry forward
Disclosure of geographical areas
Deferred tax assets		1,400	€ 0
Tax effect of recognition of remaining interest carryforward	1,560	1,400
Unused tax loss carryforwards
Disclosure of geographical areas
Deferred tax assets			0
Temporary differences from investments in subsidiaries [Member]
Disclosure of geographical areas
Deferred tax assets	€ 0	0
Germany
Disclosure of geographical areas
Corporate tax rate	15.00%
Solidarity surcharge on corporate tax rate	5.50%
Trade tax rate	12.00%
Current income tax effect related to non-deductible interest expenses		€ 1,042	1,103
Luxembourg
Disclosure of geographical areas
Deferred income tax related to current tax losses			1,062
Effects from other non-deductible expenses and permanent differences			€ 778
Taxable income below euro 200.000 | Netherlands
Disclosure of geographical areas
Applicable tax rate		19.00%
Threshold level of taxable income for higher tax rate		€ 200
Taxable income above euro 200.000 | Netherlands
Disclosure of geographical areas
Applicable tax rate		25.00%
Threshold level of taxable income for higher tax rate		€ 200
Minimum | Non German
Disclosure of geographical areas
Applicable tax rate	21.00%
Maximum | Non German
Disclosure of geographical areas
Applicable tax rate	25.00%